DEBT (Details) (USD $)	6 Months Ended		12 Months Ended				1 Months Ended				1 Months Ended		12 Months Ended			1 Months Ended				1 Months Ended				1 Months Ended	2 Months Ended				1 Months Ended			1 Months Ended	2 Months Ended	1 Months Ended				1 Months Ended	12 Months Ended				1 Months Ended			1 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended				6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Senior secured note Fifth Third Bank	Dec. 31, 2011 Revolving credit facility/commitment Fifth Third Bank	Jul. 31, 2011 Building Loan	Jun. 30, 2012 Building Loan	Dec. 31, 2011 Building Loan	Jul. 12, 2011 Building Loan	May 31, 2011 November 2010 Debt Refinancing	Nov. 30, 2010 November 2010 Debt Refinancing item	Dec. 31, 2011 November 2010 Debt Refinancing	May 17, 2011 November 2010 Debt Refinancing	Nov. 03, 2010 November 2010 Debt Refinancing	Mar. 31, 2012 First Lien item	May 17, 2011 First Lien	May 17, 2011 First Lien Floor	Dec. 31, 2010 First Lien Fifth Third Bank	Nov. 30, 2010 First Lien Revolving credit facility/commitment	Dec. 31, 2010 First Lien Revolving credit facility/commitment Fifth Third Bank	Dec. 31, 2010 First Lien Letter of credit facility	Dec. 31, 2010 First Lien Swing line credit facility	Nov. 30, 2010 First Lien Term loan	Dec. 31, 2010 First Lien Term loan	Nov. 03, 2010 First Lien Term loan	Dec. 31, 2010 First Lien Term loan Fifth Third Bank	Mar. 21, 2012 Terminated line of credit	May 31, 2011 Second Lien	May 17, 2011 Second Lien	May 17, 2011 Second Lien Floor	Nov. 30, 2010 Second Lien Term loan	Dec. 31, 2010 Second Lien Term loan	May 31, 2011 May 2011 Debt Refinancing item	Dec. 31, 2011 May 2011 Debt Refinancing	May 17, 2011 May 2011 Debt Refinancing	May 17, 2011 May 2011 Debt Refinancing Revolving credit facility/commitment	May 31, 2011 May 2011 Debt Refinancing Term B-1 loan	Dec. 31, 2011 May 2011 Debt Refinancing Term B-1 loan	May 17, 2011 May 2011 Debt Refinancing Term B-1 loan	May 17, 2011 May 2011 Debt Refinancing Term B-1 loan Floor	Dec. 31, 2011 May 2011 Debt Refinancing Term B-1 loan Fifth Third Bank	May 31, 2011 May 2011 Debt Refinancing Term B-2 loan	May 17, 2011 May 2011 Debt Refinancing Term B-2 loan	May 17, 2011 May 2011 Debt Refinancing Term B-2 loan Floor	Mar. 31, 2012 Refinanced debt	Jun. 30, 2012 Refinanced debt	Dec. 31, 2011 Refinanced debt	Jun. 30, 2012 Term A loan	Mar. 21, 2012 Term A loan	Jun. 30, 2012 Term A loan Floor	Jun. 30, 2012 Term A loan Maximum	Jun. 30, 2012 Term B loan	Mar. 21, 2012 Term B loan	Jun. 30, 2012 Term B loan Floor
Debt
Debt payable to related party					$ 1,250,000,000	$ 125,000,000																																											$ 316,000,000
Term of debt					7 years															5 years				6 years								7 years
Interest rate (as a percent)					9.50%	7.75%		6.22%		6.22%								150.00%													150.00%										125.00%				150.00%
Commitment rate (as a percent)						0.50%
Number of credit facilities entered into												2
Amount borrowed							10,100,000																	1,575,000,000								200,000,000
Maximum borrowing capacity																						40,000,000	50,000,000			150,000,000		150,000,000									150,000,000
Quarterly principal payments as percentage of the original principal balance																								0.25%
Weighted-average interest rate (as a percent)																									5.50%								8.25%
Outstanding balance of debt								10,131,000	10,131,000					1,771,100,000			1,571,100,000								1,575,000,000		381,300,000			200,000,000			200,000,000		1,758,900,000	1,771,100,000				1,621,100,000		377,400,000		150,000,000					987,500,000	1,000,000,000			249,375,000	250,000,000
Commitment fee rate for the unused portion (as a percent)																								0.50%
Debt held by related party as a percentage of total debt																					33.00%
Letter of credit held by related parties																			1,500,000
Number of tranches under the loan agreement																2																		2
Variable base rate											LIBOR																		LIBOR									LIBOR					LIBOR						LIBOR				LIBOR
Spread on variable rate (as a percent)																	400.00%													675.00%										325.00%				350.00%							1.75%	2.50%	2.75%		1.00%
Principal payments																538,900,000																							16,100,000
Financing fees	28,949,000	6,276,000	6,276,000	43,565,000								43,500,000																																		17,500,000
Original issue discount	5,151,000		14,327,000												19,300,000	4,100,000
Unamortized deferred financing fees write-off													3,200,000			22,600,000
Original issuance discount write-off													1,400,000			9,700,000
Payment of underwriting and legal fees associated with the refinanced debt													6,300,000
Underwriting and legal fees expensed													5,100,000
Deferred financing fees capitalized													1,200,000																																	6,400,000
Unamortized debt issuance cost			33,500,000
Other fees
Call premium on debt refinancing (as a percent)			2.00%																																											1.00%
Call premium on debt refinancing			4,000,000																																												12,200,000
Guarantees and Security
Percentage of capital stock of the entity's domestic and foreign subsidiaries pledged as collateral for borrowings			65.00%																																												65.00%	65.00%
Minimum aggregate value of real property held by obligors provided as security on first priority basis			$ 5,000,000																																												$ 5,000,000	$ 5,000,000
Period for which interest only payment is required							84 months
Period of amortization schedule used to calculate periodic interest and principal repayment							30 years